CAPITAL STOCK - At the Market Offering (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Nov. 04, 2025
CAPITAL STOCK
Net proceeds from issuance of common stock	$ 5,700,000
Payments of commissions and fees				$ 258,268	$ 166,341
ATM offerings
CAPITAL STOCK
Aggregate offering price						$ 8,157,932
Number of shares issued		1,184,957	10,759	10,759
Net proceeds from issuance of common stock		$ 853,339	$ 30,749	$ 30,749
Payments of commissions and fees		$ 26,417	$ 983	$ 983